SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Revenue Earning Devices
Cost of Goods Sold	$ 1,981,679	$ 1,051,498
Operating expenses	91,811	287,830
Total Depreciation and Amortization RED	$ 2,073,490	$ 1,339,328